INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred tax Assets	The deferred tax asset and the valuation allowance consist of the following at March 31, 2022:	The deferred tax asset and the valuation allowance consist of the following at December 31, 2021:
INCOME TAXES
March 31, 2022
Net tax loss carry-forwards	$2,041,456
Statutory rate	21%
Expected tax recovery	428,706
Change in valuation allowance	(428,706)
Income tax provision	$—

Components of deferred tax asset:
Non capital tax loss carry-forwards	$428,706
Less: valuation allowance	(428,706)
Net deferred tax asset	$—

December 31, 2021
Net tax loss carry-forwards	$1,599,332
Statutory rate	21%
Expected tax recovery	335,860
Change in valuation allowance	(335,860)
Income tax provision	$—

Components of deferred tax asset:
Non capital tax loss carry-forwards	$335,860
Less: valuation allowance	(335,860)
Net deferred tax asset	$—